Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 04, 2015
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated May 29, 2015 to

PROSPECTUS Dated MARCH 4, 2015

RUSSELL MULTI-STRATEGY INCOME FUND RISK/RETURN SUMMARY:

(i)	The following replaces the first paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell Multi-Strategy Income Fund in the Prospectus listed above:

The Fund seeks to achieve its investment objective by principally investing in a range of diversified income-producing investments. The Fund will typically pursue strategies and invest in instruments which have historically produced a significant portion of their total return from income. The Fund employs a multi-asset, multi-manager approach whereby RIMCo allocates a portion of the Fund’s assets among multiple money manager investment strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIMCo representing their investment recommendations, based upon which RIMCo purchases and sells securities for the Fund. Pursuant to the money managers’ various investment strategies, the Fund may invest in a broad range of instruments, markets and asset classes economically tied to U.S., foreign and emerging markets. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund will generally invest 25% to 75% of its assets in equity or equity-related securities or instruments and 25% to 75% of its assets in fixed income or fixed income related securities or instruments. The Fund’s equity investments may include equity securities of real assets-related companies, including real estate-, infrastructure- and commodity-related companies. A real asset is a tangible or physical asset that typically has intrinsic value. Examples of real assets include land, property, equipment, raw materials or infrastructure. The Fund may also make investments for hedging purposes in order to address perceived misalignment between the Fund’s investment exposures and current or anticipated market conditions.

(ii)	The following replaces the sixth paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell Multi-Strategy Income Fund in the Prospectus listed above:

The Fund invests in derivative instruments including futures, options, swaps, swaptions and credit default swaps, and may take both long and short positions relative to the underlying asset. The Fund may invest in derivatives (1) as a substitute for holding securities directly, (2) to facilitate the implementation of its investment strategy, (3) for hedging purposes, (4) to take a net short position with respect to certain issuers, sectors or markets, (5) to adjust the interest rate sensitivity and duration of the Fund’s portfolio, or (6) to manage the Fund’s asset class exposures.

(iii)	The following risk factor is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Russell Multi-Strategy Income Fund in the Prospectus listed above:

•
Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.

Russell Multi-Strategy Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated May 29, 2015 to

PROSPECTUS Dated MARCH 4, 2015

RUSSELL MULTI-STRATEGY INCOME FUND RISK/RETURN SUMMARY:

(i)	The following replaces the first paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell Multi-Strategy Income Fund in the Prospectus listed above:

The Fund seeks to achieve its investment objective by principally investing in a range of diversified income-producing investments. The Fund will typically pursue strategies and invest in instruments which have historically produced a significant portion of their total return from income. The Fund employs a multi-asset, multi-manager approach whereby RIMCo allocates a portion of the Fund’s assets among multiple money manager investment strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIMCo representing their investment recommendations, based upon which RIMCo purchases and sells securities for the Fund. Pursuant to the money managers’ various investment strategies, the Fund may invest in a broad range of instruments, markets and asset classes economically tied to U.S., foreign and emerging markets. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund will generally invest 25% to 75% of its assets in equity or equity-related securities or instruments and 25% to 75% of its assets in fixed income or fixed income related securities or instruments. The Fund’s equity investments may include equity securities of real assets-related companies, including real estate-, infrastructure- and commodity-related companies. A real asset is a tangible or physical asset that typically has intrinsic value. Examples of real assets include land, property, equipment, raw materials or infrastructure. The Fund may also make investments for hedging purposes in order to address perceived misalignment between the Fund’s investment exposures and current or anticipated market conditions.

(ii)	The following replaces the sixth paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell Multi-Strategy Income Fund in the Prospectus listed above:

The Fund invests in derivative instruments including futures, options, swaps, swaptions and credit default swaps, and may take both long and short positions relative to the underlying asset. The Fund may invest in derivatives (1) as a substitute for holding securities directly, (2) to facilitate the implementation of its investment strategy, (3) for hedging purposes, (4) to take a net short position with respect to certain issuers, sectors or markets, (5) to adjust the interest rate sensitivity and duration of the Fund’s portfolio, or (6) to manage the Fund’s asset class exposures.

(iii)	The following risk factor is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Russell Multi-Strategy Income Fund in the Prospectus listed above:

•
Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.